Mining interests - Schedule of mining interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Mining interests
Net book value	$ 506,670	$ 451,695
Cost
Mining interests
Beginning of year	456,467	583,669
Additions	35,538	30,598
Mining tax credit	(534)	152
Asset retirement obligations	13,524	(326)
Depreciation	2,397	4,630
Share-based compensation capitalized	70	287
Impairment		(160,484)
Borrowing costs	3,123
Currency translation adjustments	401	(2,059)
End of year	510,986	456,467
Accumulated depreciation
Mining interests
Beginning of year	(4,772)	(3,190)
Depreciation	140	1,075
Currency translation adjustments	(596)	507
End of year	$ (4,316)	$ (4,772)